Accrued Charter Revenue and Unearned Revenue	12 Months Ended
Dec. 31, 2014
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]

13. Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current:

(a) Accrued charter revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2013 and 2014, reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rates. As at December 31, 2013, the net accrued charter revenue, reduced by the allowance for doubtful amounts of $2,208, totaling to ($16,896), comprises $409 separately reflected in Current assets, $10,264 separately reflected in Non-current assets and $27,569 (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying 2013 consolidated balance sheet. As at December 31, 2014, the net accrued charter revenue, totaling to ($32,751) comprises $511 separately reflected in Current assets, $1,025 separately reflected in Non-current assets, and $34,287 (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying 2014 consolidated balance sheet. The maturities of the net accrued charter revenue as of December 31 of each year presented below are as follows:
Year ending December 31,	Amount
2015	(4,323)
2016	(9,430)
2017	(11,336)
2018	(7,662)
(32,751)

(b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2013 and 2014, reflect: (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met and (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate.

	December 31, 2013	December 31, 2014
Hires collected in advance	7,196	8,096
Charter revenue resulting from varying charter rates	27,569	34,287
Total	34,765	42,383
Less current portion	(9,601)	(12,929)
Non-current portion	25,164	29,454